Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of segment information for the reportable segments
	Research and development	Hyperimmune products	Other	Total
2022	A$	A$	A$	A$
Hyperimmune products revenue	-	765,193	-	765,193
Cost of sales of goods	-	(241,691)	-	(241,691)
Gross profit	-	523,502	-	523,502
Other income	933,140	24,585	-	957,725
Net foreign exchange gains/(losses)	-	-	247,558	247,558
General and administrative expenses	-	(164,087)	(3,360,301)	(3,524,388)
Research and development expenses	(657,715)	-	-	(657,715)
Selling and marketing expenses	-	(416,537)	-	(416,537)
Operating profit/(loss)	275,425	(32,537)	(3,112,743)	(2,869,855)
Finance income	-	-	21,785	21,785
Finance costs	-	-	(6,184)	(6,184)
Income tax expense	-	-	-	-
Profit/(loss) for the year	275,425	(32,537)	(3,097,142)	(2,854,254)

Assets
Segment assets	257,500	1,688,910	22,909,414	24,855,824
Total assets	257,500	1,688,910	22,909,414	24,855,824

Liabilities
Segment liabilities	7,053	150,151	1,521,219	1,678,423
Total liabilities	7,053	150,151	1,521,219	1,678,423

	Research and development	Hyperimmune products	Other	Total
2021	A$	A$	A$	A$
Hyperimmune products revenue	-	145,776	-	145,776
Cost of sales of goods	-	(51,071)	-	(51,071)
Gross profit	-	94,705	-	94,705
Other income	431,030	24,480	161,600	617,110
Net foreign exchange gains/(losses)	-	-	(582,528)	(582,528)
Net impairment losses	-	(759,765)	-	(759,765)
General and administrative expenses	-	-	(6,094,692)	(6,094,692)
Research and development expenses	(1,367,054)	-	-	(1,367,054)
Selling and marketing expenses	-	(287,684)	-	(287,684)
Operating profit/(loss)	(936,024)	(928,264)	(6,515,620)	(8,379,908)
Finance income	-	-	9,204	9,204
Finance costs	-	-	(13,761)	(13,761)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(936,024)	(928,264)	(6,520,177)	(8,384,465)

Assets
Segment assets	306,154	1,587,672	25,159,280	27,053,106
Total assets	306,154	1,587,672	25,159,280	27,053,106

Liabilities
Segment liabilities	243,565	284,657	629,827	1,158,049
Total liabilities	243,565	284,657	629,827	1,158,049

	Research and development	Hyperimmune products	Other	Total
2020	A$	A$	A$	A$
Hyperimmune products revenue	-	2,518,566	-	2,518,566
Cost of sales of goods	-	(688,836)	-	(688,836)
Gross profit	-	1,829,730	-	1,829,730
Other income	308,225	10,545	154,904	473,674
Net foreign exchange gains/(losses)	-	-	11,335	11,335
General and administrative expenses	-	-	(3,170,078)	(3,170,078)
Research and development expenses	(1,178,685)	-	-	(1,178,685)
Selling and marketing expenses	-	(871,551)	-	(871,551)
Operating profit/(loss)	(870,460)	968,724	(3,003,839)	(2,905,575)
Finance income	-	-	-	-
Finance costs	-	-	(21,631)	(21,631)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(870,460)	968,724	(3,025,470)	(2,927,206)
Assets
Segment assets	308,225	2,539,503	3,354,435	6,202,163
Total assets	308,225	2,539,503	3,354,435	6,202,163
Liabilities
Segment liabilities	101,092	30,377	426,781	558,250
Total liabilities	101,092	30,377	426,781	558,250

Schedule of information on geographical regions
	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2022	A$	A$	A$	A$	A$
Hyperimmune products revenue	143,378	501,228	63,172	57,415	765,193
Revenue from external customers	143,378	501,228	63,172	57,415	765,193

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2021	A$	A$	A$	A$	A$
Hyperimmune products revenue[1]	(10,308)	4,264	101,639	50,181	145,776
Revenue from external customers	(10,308)	4,264	101,639	50,181	145,776

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2020	A$	A$	A$	A$	A$
Hyperimmune products revenue	1,240,393	926,325	301,915	49,933	2,518,566
Revenue from external customers	1,240,393	926,325	301,915	49,933	2,518,566

Schedule of major customers
	2022 A$	2021 A$	2020 A$
Customer A	263,137	-	327,559
Customer B	253,803	23,214	462,490
Customer C	99,792	-	438,065
Customer D	-	-	442,916
Customer E	-	-	227,952
Customer F	-	41,040	-
Customer G	-	27,563	-
Customer H	-	25,319	-
Customer I	-	22,886	-
	616,732	140,022	1,898,982